JPMORGAN TRUST I

245 Park Avenue

New York, N.Y. 10167

April 23, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (“Trust”) on behalf of:
the J.P. Morgan Funds listed in Appendix A (the “Funds”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 107 (Amendment No. 108 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to register the revised statutory prospectuses for all share classes for the Funds. We are concurrently filing post-effective amendments to the registration statements for JPMorgan Trust II and J.P. Morgan Mutual Fund Group for the revised statutory prospectuses.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio

Jessica K. Ditullio, Esq.

Assistant Secretary

cc:	Vincent J. De Stefano

Appendix A

J.P. Morgan Income Funds
JPMorgan Total Return Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Real Return Fund
JPMorgan Emerging Markets Debt Fund

J.P. Morgan Tax Free Funds
JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund

J.P. Morgan Money Market Funds
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Prime Money Market Fund
JPMorgan Tax Free Money Market Fund

J.P. Morgan Tax Aware Funds
JPMorgan Tax Aware High Income Fund